REAL ESTATE EQUITY SECURITIES - Gain (Loss) on Investments (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net (loss) gain recognized during the period on real estate equity securities	$ (26,454)	$ 11,165	$ 20,379	$ (19,010)
Less net gain recognized during the period on real estate equity securities sold during the period	(364)	(3,397)	(4,158)	837
Unrealized (loss) gain recognized during the reporting period on real estate equity securities held at the end of the period	$ (26,818)	$ 7,768	$ 16,221	$ (18,173)